UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/04
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
February 7, 2005

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 88
Form 13F Information Table Value Total: 2,167,320

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
A T M I Inc.                   COM              00207R101     7905 350850.000SH      SOLE                        350850.000
Allstate Insurance Grp.        COM              020002101    55671 1076395.000SH     SOLE                        1076395.000
Altria Group Inc               COM              02209S103    51487 842663.364SH      SOLE                        842663.364
American International Group   COM              026874107    52930 806002.000SH      SOLE                        806002.000
American Woodmark Corp         COM              030506109    30076 688554.352SH      SOLE                        688554.352
Anadarko Petroleum Corp.       COM              032511107    26090 402560.000SH      SOLE                        402560.000
Atmel Corp                     COM              049513104     4430 1130100.000SH     SOLE                        1130100.00
BankAmerica Corp               COM              060505104      205 4370.000 SH       SOLE                          4370.000
Beazer Homes Inc.              COM              07556Q105    44907 307140.769SH      SOLE                        307140.769
Berkshire Hathaway CL A        COM              084670108      352    4.000 SH       SOLE                             4.000
Black & Decker Corp            COM              091797100    71808 812955.000SH      SOLE                        812955.000
CAVCO INDS INC DEL COM         COM              149568107     1533 34075.000SH       SOLE                         34075.000
Calpine Corp.                  COM              131347106    13792 3500617.000SH     SOLE                        3500617.00
Capital One Financial Corp.    COM              14040H105    67880 806080.000SH      SOLE                        806080.000
Cemex S A Ssponsor ADR New Rep COM              151290889    59733 1640102.876SH     SOLE                        1640102.876
Cendant                        COM              151313103    56796 2429251.000SH     SOLE                        2429251.000
Centex Corp                    COM              152312104    94578 1587415.000SH     SOLE                        1587415.000
Citigroup Inc.                 COM              172967101    88097 1828496.031SH     SOLE                        1828496.031
ConocoPhillips                 COM              20825C104    30953 356478.000SH      SOLE                        356478.000
Countrywide Financial Corp.    COM              222372104    89088 2407144.328SH     SOLE                        2407144.328
D&K Healthcare                 COM              232861104     4270 531700.000SH      SOLE                        531700.000
DEVON ENERGY CORP NEW COM      COM              25179M103    41413 1064044.564SH     SOLE                        1064044.564
Dell Inc.                      COM              24702R101      257 6107.000 SH       SOLE                          6107.000
Dynamic Oil & Gas Inc.         COM              267906105      886 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2402 520000.000SH      SOLE                        520000.000
EResearch                      COM              29481V108    14403 908720.000SH      SOLE                        908720.000
Eagle Materials Inc Cl B       COM              26969P207     9359 111017.845SH      SOLE                        111017.845
El Paso Corporation            COM              28336l109     8354 803234.000SH      SOLE                        803234.000
Exelon Corp.                   COM              30161N101     9229 209420.000SH      SOLE                        209420.000
Exxon Mobil Corp.              COM              30231G102      431 8411.000 SH       SOLE                          8411.000
Fannie Mae                     COM              313586109    49258 691728.000SH      SOLE                        691728.000
Fidelity National Financial    COM              316326107    87769 1921800.000SH     SOLE                        1921800.000
Gabelli Asset Management       COM              36239Y102     6058 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108     1745 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103     1147 31422.000SH       SOLE                         31422.000
Graco Inc.                     COM              384109104     8192 219336.000SH      SOLE                        219336.000
Harley Davidson Inc.           COM              412822108    13693 225396.000SH      SOLE                        225396.000
Houston Exploration            COM              442120101    29457 523130.000SH      SOLE                        523130.000
Intel Corp                     COM              458140100      601 25689.000SH       SOLE                         25689.000
International Business Machine COM              459200101    14966 151816.034SH      SOLE                        151816.034
Johnson & Johnson              COM              478160104    59167 932946.000SH      SOLE                        932946.000
LEAP WIRELESS INTL INC         COM              521863308     5400 200000.000SH      SOLE                        200000.000
LEAR CORP COM                  COM              521865105    24810 406650.000SH      SOLE                        406650.000
LENNAR CORP CL A               COM              526057104     2198 38775.000SH       SOLE                         38775.000
Lamson & Sessions              COM              513696104     3076 338000.000SH      SOLE                        338000.000
MARSHALL EDWARDS INC COM       COM              572322303      463 51790.000SH       SOLE                         51790.000
MAVERICK TUBE CORP             COM              577914104      536 17680.000SH       SOLE                         17680.000
Masco Corp                     COM              574599106    42348 1159265.386SH     SOLE                        1159265.386
Mastec Inc.                    COM              576323109     7786 770130.000SH      SOLE                        770130.000
Meritage Corp.                 COM              59001A102    61459 545330.000SH      SOLE                        545330.000
Merrill Lynch                  COM              590188108    47301 791390.000SH      SOLE                        791390.000
Metris Companies               COM              591598107     1658 130000.000SH      SOLE                        130000.000
Mohawk Industries, Inc.        COM              608190104    46004 504150.000SH      SOLE                        504150.000
Monaco Coach                   COM              60886R103     4463 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448     9432 169893.000SH      SOLE                        169893.000
NOVAGOLD RES INC COM NEW       COM              66987E206     1819 234700.000SH      SOLE                        234700.000
NVR Inc.                       COM              62944T105   101953 132510.000SH      SOLE                        132510.000
Nabors Industries LTD New (Ber COM              G6359F103    45420 885555.000SH      SOLE                        885555.000
National RV Holdings           COM              637277104     4576 475186.000SH      SOLE                        475186.000
Nextel Communications A        COM              65332V103    23418 780329.000SH      SOLE                        780329.000
Novogen LTD                    COM              67010F103     1824 82610.000SH       SOLE                         82610.000
OCA INC                        COM              67083Q101     6090 959020.000SH      SOLE                        959020.000
Opsware Inc.                   COM              68383A101     1894 258000.000SH      SOLE                        258000.000
PPL CORP COM                   COM              69351T106    15984 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    43801 2251970.000SH     SOLE                        2251970.000
Photon Dynamics Inc.           COM              719364101     9067 374200.000SH      SOLE                        374200.000
Polaris Industries, Inc.       COM              731068102    38130 560570.000SH      SOLE                        560570.000
Pulte Homes, Inc.              COM              745867101    20742 325110.000SH      SOLE                        325110.000
R G Barry Corp                 COM              068798107     1134 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3678 226605.000SH      SOLE                        226605.000
Rush Enterprises CLB           COM              781846308     4899 283005.000SH      SOLE                        283005.000
SANOFI-AVENTIS-ADR             COM              80105N105    18723 467500.000SH      SOLE                        467500.000
Sovereign Bancorp Inc.         COM              845905108      677 30000.000SH       SOLE                         30000.000
Stanley Furniture Inc New      COM              854305208    19276 428835.000SH      SOLE                        428835.000
Telefonos De Mexico            COM              879403780     5557 145020.000SH      SOLE                        145020.000
Terex Corp Del                 COM              880779103    11217 235400.000SH      SOLE                        235400.000
Texas Industries Inc.          COM              882491103    14698 235625.451SH      SOLE                        235625.451
Thor Industries Inc.           COM              885160101    39243 1059200.000SH     SOLE                        1059200.000
Toll Brothers Inc.             COM              889478103    52812 769740.000SH      SOLE                        769740.000
Tyco International LTD         COM              902124106    54080 1513146.364SH     SOLE                        1513146.364
U S Bancorp Del New            COM              902973304      538 17190.000SH       SOLE                         17190.000
UTStarcom, Inc.                COM              918076100    22955 1036340.000SH     SOLE                        1036340.000
United Technologies Corp.      COM              913017109      337 3265.000 SH       SOLE                          3265.000
UnitedHealth Group Inc.        COM              91324P102    40795 463420.000SH      SOLE                        463420.000
Washington Mutual Inc.         COM              939322103    24855 587872.000SH      SOLE                        587872.000
Whirlpool Corp                 COM              963320106    25468 367975.000SH      SOLE                        367975.000
Winnebago Inds. Inc.           COM              974637100    42989 1100590.000SH     SOLE                        1100590.000
Muhlenkamp Fund                MUT              962096103      370 4688.395 SH       SOLE                          4688.395